Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

27. RELATED PARTY TRANSACTIONS

Related party transactions

During the years ended December 31, 2022, 2023 and 2024, the related parties of the Company are as follows:

Name of parties	Relationship
Ms. Norma Ka Yin Chu	Founder, Chairman of the board
Ms. Katherine Shuk Kwan Lui	Ex-Chief Financial Officer
Mr. Samuel Derk Shuen Lim	Spouse of the Founder, shareholder of Voodoo
Mr. Chu Siu Wo	Founder’s Parent

During the years ended December 31, 2023 and 2024, the Company entered into the following related party transactions with related parties.

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Financing activities:
Loans borrowed from Ms. Katherine Shuk Kwan Lui	679,460	206,512	-
Loans borrowed from Mr. Samuel Derk Shuen Lim	8,951,618	-	-
Loans borrowed from Ms. Norma Ka Yin Chu	3,369,211	3,760,738	17,092,525
Loans borrowed from Mr. Siu Wo Chu	-	-	2,109,400
Repayment of Loans to Mr. Samuel Derk Shuen Lim	1,282,500	718,665	-
Repayment of Loans to Ms. Katherine Shuk Kwan Lui	500,000	383,805	-
Repayment of Loans to Ms. Norma Ka Yin Chu	314,294	6,894,116	506,736
Repayment of Loans to Mr. Siu Wo Chu	-	-	1,149,250
Loan interests payable to Ms. Katherine Shuk Kwan Lui	2,765	2,636	-
Loan interests payable to Ms. Norma Ka Yin Chu	121,023	240,075	-
Loan interests payable to Mr. Samuel Derk Shuen Lim	284,323	297,021	-
Loan interests to Ms. Katherine Shuk Kwan Lui	2,334	3,073	-
Loan interests to Mr. Samuel Derk Shuen Lim	-	-	300,166
Reimbursement payable to Ms. Norma Ka Yin Chu	-	789,935	-

In 2022, Loans from Ms. Katherine Shuk Kwan Lui including RMB500,000 and HK$200,000 (equivalent to RMB179,460) with an interest rate of 5%. Loans from Ms. Norma Ka Yin Chu included HK$1,800,000 (equivalent to RMB1,627,866) with an interest rate of 2% per annum, and other five loans including RMB57,000, HK$900,000 (equivalent to RMB759,060), HK$910,000 (equivalent to RMB791,849), RMB80,000 and RMB80,000 with interest-free. Loan from Mr. Samuel Derk Shuen Lim included HK$1,960,000 (equivalent to RMB1,592,108) with an interest rate of 3% per annum, HK$8,000,000 (equivalent to RMB6,916,800) with an interest rate of 12.7% per annum, and HK$1,500,000 (equivalent to RMB1,200,850) with interest-free.

In 2023, loans from Ms. Norma Ka Yin Chu included HK$1,200,000 (equivalent to RMB1,065,600) with an interest rate of 2% per annum, and other three loans including HK$903,980 (equivalent to RMB832,249), HK$678,857 (equivalent to RMB625,702) and US$114,000 (equivalent to RMB822,590) with interest-free. Loans from Ms. Katherine Shuk Kwan Lui of HKD$225,000 (equivalent to RMB206,512) was interest-free.

In 2024, Loans from Ms. Norma Ka Yin Chu and Mr. Siu Wo Chu were interest-free.

In 2024, Ms. Norma Ka Yin Chu converted RMB14,225,010 into the Company’s class A ordinary shares of 11,640,863, Mr. Samuel Derk Shuen Lim converted RMB19,472,050 into the Company’s class A ordinary shares of 13,588,292, and Mr. Siu Wo Chu converted RMB724,638 into the Company’s class A ordinary shares of 126,417.

Guarantees provided by related parties

In March 2023, Ms. Norma Ka Yin Chu provided a guarantee for free for a one-year loan of RMB6.0 million borrowed by the Company.

In September 2023, Ms. Norma Ka Yin Chu and Mr. Samuel Derk Shuen Lim and other three individuals each provided a guarantee amount of HK$4,550,000 for a ten-year loan of HK$4,550,000 (equivalent to RMB4,123,210) borrowed by the Company.

In April 2024, Ms. Norma Ka Yin Chu and one of the Company’s subsidiaries provided a guarantee amount of RMB10,000,000 for a one-year loan of RMB10,000,000 borrowed by the Company.

In May 2024, Ms. Norma Ka Yin Chu and a professional guarantee institution provided a guarantee amount of RMB10,000,000 for a one-year loan of RMB10,000,000 borrowed by the Company.

In June 2024, Ms. Norma Ka Yin Chu provided a guarantee amount of RMB10,000,000 for a one-year loan of RMB10,000,000 borrowed by the Company.

Related party balances

The outstanding balances mainly arising from the above transactions as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due to Mr. Samuel Derk Shuen Lim	14,231,755	-
Amounts due to Ms. Norma Ka Yin Chu	3,373,939	165,531
Amounts due to Mr. Siu Wo Chu	-	325,557

Amounts due to related parties	17,605,694	491,088

During the years ended December 31, 2023 and 2024, loans due to shareholders were described in note 17.